Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS” as issued by the International Accounting Standard Board (IASB)).

The Company’s financial statements have been prepared on a cost basis, except for financial instruments measured at fair value through profit or loss.

The Company has elected to present the profit or loss items using the function of expense method.

The operating cycle
b.	The operating cycle:
The Company’s operating cycle is one year.
Consolidated financial statements
c.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company has power over the investee, is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. In assessing control, the effect of potential voting rights is considered only if they are substantive. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The accounting policies applied in the financial statements of the subsidiaries are uniform and consistent with the policies applied in the financial statements of the Company. Significant intragroup balances and transactions and gains or losses resulting from transactions between the Company and the subsidiaries are eliminated in full in the consolidated financial statements.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

Business combinations and goodwill
d.	Business combinations and goodwill:

To determine whether a transaction is accounted for as an asset acquisition or business combination, the Company applies a concentration test to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the test is met, the transaction is accounted for as an asset acquisition. If the concentration test is not met, the integrated set of activities and assets is considered a business based on whether there are inputs and substantive processes in place. For transactions accounted for as asset acquisitions, the cost, including certain transaction costs, is allocated to the assets acquired on the basis of relative fair values.

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company chooses whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed.

Deferred Offering Costs
e.	Deferred Offering Costs:

Deferred offering costs consist of legal, accounting and consulting fees incurred through the balance sheet date that are directly related to the SPAC transaction mentioned in Note 5 and that will be charged to shareholder’s equity upon the completion of the Merger mentioned in Note 5d. As of December 31, 2022, the Company recorded $749 thousand in transaction costs in long term receivables in its consolidated balance sheets.

Functional currency, presentation currency and foreign currency
f.	Functional currency, presentation currency and foreign currency:
1.	Functional currency and presentation currency:

The Group determines the functional currency of each Group entity, including companies accounted for at equity. Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company’s functional currency is NIS. The consolidated financial statements are presented in US dollar, which is the Company’s presentation currency.

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentational currency are translated into the presentational currency as follows:

●	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position.

●	Income and expenses for each statement of profit or loss and statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions), and

●	All resulting exchange differences are recognized in other comprehensive income (loss).

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency (other than the functional currency) are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences, other than those capitalized to qualifying assets or accounted for as hedging transactions in equity, are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

3.	Index-linked monetary items:

Monetary assets and liabilities linked to the changes in the Israeli Consumer Price Index (“Israeli CPI”) are adjusted at the relevant index at each reporting date according to the terms of the agreement.

Cash equivalents
g.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits, with an original maturity of three months or less from the date of acquisition.

Restricted cash
h.	Restricted cash:
Restricted cash is placed in a short-term deposit whose original maturity does not exceed three months.
Short-term deposits
i.	Short-term deposits:

Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Long-term deposits
j.	Long-term deposits:

Long-term bank deposits are deposits with an original maturity of more than 12 months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Revenue recognition
k.	Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

Revenue from rendering of services:

Revenue from rendering of services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance. The Company charges its customers based on payment terms agreed upon in specific agreements. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability.

Revenue from software licensing arrangements:

The Company recognizes revenue from the sale of third parties software products and software licensing transactions at a point in time when the control of the license is transferred to the customer, generally upon delivery of the license to the customer.

The Company does not have material remaining performance obligations anticipated to be fulfilled in more than one year for any of the periods presented. The Company has elected the practical expedient allowing the Company to not disclose remaining performance obligations for contracts with original terms of twelve months or less.

Contract balances:

The Company charges customers as the work progresses in accordance with the contractual terms. Amounts billed are classified as trade receivables in the statement of financial position. When revenues from performance of a contract are recognized in profit or loss before the customer is charged, the amounts recognized are recorded as trade receivables.

Amounts received from customers in advance of performance by the Company are recorded as contract liabilities and recognized as revenue in profit or loss when the work is performed.

Determining the transaction Price

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties (for example, some sales taxes).

Variable consideration

The Company determines the transaction price separately for each contract with a customer. If the consideration promised in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to a customer. An amount of consideration can vary because of discounts, rebates, credits, price concessions, incentives, penalties or other similar items. The Company includes in the transaction price some or all of the amount of variable consideration only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The Company’s contracts with customers include fixed amounts and do not include material variable consideration.

Costs of obtaining a contract:

The Company has elected to apply the practical expedient allowed by IFRS 15 according to which incremental costs of obtaining a contract are recognized as an expense when incurred if the amortization period of the asset is one year or less.

Inventories
l.	Inventories:

Inventories are measured at the lower cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly.

Purchased merchandise and products are measured by the weighted average cost method.

Government grants
m.	Government grants:

Government grants are recognized when there is a reasonable assurance that the grants will be received and the Company will comply with the attached conditions.

Government grants received from the Israel Innovation Authority (“IIA”) are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales.

A liability for grants received is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability. If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

At each reporting date, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (since the Company will not be required to pay royalties) based on the best estimate of future sales and using the original effective interest method, and if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development expenses.

Amounts paid as royalties are recognized as settlement of the liability.

Taxes on income
n.	Taxes on income:

The tax results in respect of current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Leases
o.	Leases:

Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

1.	The Group as a lessee:

For leases in which the Group is the lessee, the Group recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Group has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Group’s incremental borrowing rate. After the commencement date, the Group measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred.

The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

	Years	Mainly

Office lease	2 - 10	5
Vehicles	3 - 4	3

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

2.	Variable lease payments that depend on an index:

On the commencement date, the Company uses the index rate prevailing on the commencement date to calculate the future lease payments.

For leases in which the Company is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the right-of-use asset, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

3.	Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

As a result of a significant event or a significant change in circumstances that is within the control of the Company in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

4.	Lease modifications:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

Property and equipment
p.	Property and equipment:

Items of property and equipment are measured at cost, including direct acquisition costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Motor vehicles	15 - 20	15
Office furniture and equipment	6 - 20	6
Computers and peripheral equipment	33
Leasehold improvements	See below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized. As for testing for impairment of property and equipment, see paragraph r below.

Intangible assets
q.	Intangible assets:

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized over their useful life on a straight-line basis and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Intangible assets with indefinite useful lives are not systematically amortized and are tested for impairment at least once a year or whenever there is an indication that the intangible asset may be impaired. The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in accounting estimate and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

Research and development expenditures:

Research expenditures are recognized in profit or loss when incurred. Costs incurred in an internal development project are recognized as an intangible asset only if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the ability to measure reliably the expenditures attributable to the intangible asset during its development.

The asset is measured at cost less any accumulated amortization and any accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. The asset is amortized over its useful life. Testing of impairment is performed annually over the period of the development project.

When an internally developed intangible asset cannot be recognized, the development costs are recognized as an expense in profit or loss as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

For all the reporting periods, the above criteria have not been met and therefore all development costs have been recognized as an expense in profit or loss.

Patents:

The patents are for a period of ten years with an option for renewal at the end of the period.

The useful life of intangible assets is as follows:

Years

Patents	10
Customer relations	3.5 - 10
Order backlog	1
Technology	2-4

Gains or losses from the derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the cost of the asset and carried to profit or loss.

Impairment of non-financial assets
r.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount.

The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

A reversal of an impairment loss for each cash generating unit shall be allocated to the assets of the unit, except for goodwill, pro rata with the carrying amount to each of the assets within the measurement scope of IAS 36. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years.

The following criteria are applied in assessing impairment of these specific assets:

Goodwill in respect of subsidiaries:

The Company reviews goodwill for impairment at least once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. Each cash-generating unit to which the goodwill is allocated shall represent the lowest level within the Company at which the goodwill is monitored for internal management purposes and not be larger than an operating segment. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

Financial instruments
s.	Financial instruments:
1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and
-	The contractual cash flow terms of the financial asset.

Debt instruments are measured at amortized cost when:

The Company’s business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment.

2.	Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss. The Company distinguishes between two types of loss allowances:

a)	Debt instruments whose credit risk has not increased significantly since initial recognition, or whose credit risk is low - the loss allowance recognized in respect of this debt instrument is measured at an amount equal to the expected credit losses within 12 months from the reporting date (12-month ECLs); or
b)	Debt instruments whose credit risk has increased significantly since initial recognition, and whose credit risk is not low - the loss allowance recognized is measured at an amount equal to the expected credit losses over the instrument’s remaining term (lifetime ECLs).

The Company applies the low credit risk simplification in the Standard, according to which the Company assumes the debt instrument’s credit risk has not increased significantly since initial recognition if on the reporting date it is determined that the instrument has a low credit risk, for example when the instrument has an external rating of “investment grade”.

An impairment loss on debt instruments measured at amortized cost is recognized in profit or loss with a corresponding loss allowance that is offset from the carrying amount of the financial asset.

The Company has short-term financial assets such as trade receivables in respect of which the Company applies a simplified approach and measures the loss allowance in an amount equal to the lifetime expected credit losses.

3.	Derecognition of financial assets:

A financial asset is derecognized only when:

-	The contractual rights to the cash flows from the financial asset has expired; or
-	The Company has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or
-	The Company has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.
4.	Financial liabilities:
a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability. After initial recognition, the Company measures all financial liabilities at amortized cost.

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss. After initial recognition, changes in fair value are recognized in profit or loss.

5.	Derecognition of financial liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation specified in the contract is discharged or cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

When there is a modification in the terms of an existing financial liability, the Company evaluates whether the modification is substantial.

If the terms of an existing financial liability are substantially modified, such modification is accounted for as an extinguishment of the original liability and the recognition of a new liability. The difference between the carrying amounts of the above liabilities is recognized in profit or loss.

If the modification is not substantial, the Company recalculates the carrying amount of the liability by discounting the revised cash flows at the original effective interest rate and any resulting difference is recognized in profit or loss.

When evaluating whether the modification in the terms of an existing liability is substantial, the Company considers both quantitative and qualitative factors.

6.	Offsetting financial instruments:

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously. The right of set-off must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of set-off to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

7.	Warrants to ordinary shares:

A financial instrument is considered an equity instrument only if the instrument includes no contractual obligation to deliver cash or another financial asset or in case the instrument is a derivative that will or may be settled in the Company’s own equity, it will be settled by exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instrument.

Fair value measurement
t.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Treasury shares
u.	Treasury shares:

Company shares held by the Company and/or subsidiaries are recognized at cost of purchase and presented as a deduction from equity. Any gain or loss arising from a purchase, sale, issue or cancellation of treasury shares is recognized directly in equity. As of December 31,2022, the Company held 860,036 treasury shares, representing 0.94% of the total issued and outstanding shares.

Provisions
v.	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

Following are the types of provisions included in the financial statements:

Legal claims:

A provision for claims is recognized when the Group has a present legal or constructive obligation as a result of a past event, that it is more likely than not that an outflow of resources embodying economic benefits will be required by the Group to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Employee benefit liabilities
w.	Employee benefit liabilities:

The Group has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Group has defined contribution plans pursuant to section 14 to the Severance Pay Law under which the Group pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

The Group also operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law. According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include expected salary increases and rates of employee turnover based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in severance pay funds and insurance companies (“the plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Group’s own creditors and cannot be returned directly to the Group.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation less the fair value of the plan assets.

Remeasurements of the net liability are recognized in other comprehensive income in the period in which they occur.

3.	Other long-term employee benefits:

The Group’s employees are entitled to benefits in respect of paid absences, jubilee grants and adaptation grants. These benefits are accounted for as other long-term benefits since the Company estimates that these benefits will be used and the respective Group’s obligation will be settled during the employment period and more than twelve months after the end of the annual reporting period in which the employees render the related service.

The Group’s net obligation for other long-term employee benefits, which is computed based on actuarial assumptions, is for the future benefit due to the employees for service rendered in the current period and in prior periods and taking.

into account expected salary increases. The amount of these benefits is discounted to its present value. The discount rate is determined by reference at the reporting date to market yields on high quality corporate bonds that are linked to the Consumer Price Index and whose term is consistent with the term of the Group’s obligation.

Remeasurements of the net liability are recognized in profit or loss in the period in which they occur.

Share-based payment transactions
x.	Share-based payment transactions:

The Company’s employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model. As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

Earnings (loss) per share
y.	Earnings (loss) per share:

Earnings per share are calculated by dividing the net income attributable to equity holders of the Company by the weighted number of Ordinary shares outstanding during the period.

Potential Ordinary shares are included in the computation of diluted earnings per share when their conversion decreases earnings per share from continuing operations. Potential Ordinary shares that are converted during the period are included in diluted earnings per share only until the conversion date and from that date in basic earnings per share. The Company’s share of earnings of investees is included based on its share of earnings per share of the investees multiplied by the number of shares held by the Company.

Changes in accounting policies - initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:
z.	Changes in accounting policies - initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:

Annual improvements to IFRS Standards 2018-2020:

IFRS 9, “Financial Instruments”

The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. The amendment applies to annual reporting periods beginning on January 1, 2022. The amendment is applied to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period.